Short-Term investments and deposits (Schedule of Short-Term Investments and Deposits) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of short-term investments and deposits [Abstract]
Restricted cash and short-term deposits	[1]	$ 7,085	$ 89,475
Other		59	70
Short-term investments and deposits		$ 7,144	$ 89,545

[1]	As at December 31, 2017, it mainly corresponds to the amount held in escrow account as collateral for contractual obligations, see note 21.B(a). It earns interest at a market interest rate of 0.07%